Note 15 - Finance Income and Finance Cost (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of the components of finance income (cost) [text block]
	2023	2022	2021

Finance income received - Bank	39	17	14

Unwinding of rehabilitation provision (note 29)	109	132	–
Finance cost - Leases (note 19)	22	31	24
Zimbabwe Electricity Supply Authority interest	68	–	226
Finance cost – Overdraft and term loans	1,657	192	86
Finance cost - Motapa loan notes payable (note 30.1)	619	302	–
Finance cost - Solar loan notes payable (note 30.2)	549	–	–
Finance cost - Term loan	–	–	56
Finance cost - Capitalised to property, plant and equipment (note 18)	–	–	(17)
	3,024	657	375